Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	6 Months Ended
	Apr. 15, 2013	Jun. 30, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Book value of assets pledged as security		$ 939,000,000	$ 618,000,000
Cost for repairs	4,000,000	0
Insurance coverage deductible amount per vessel		150,000
Lost hire compensation insurance coverage, description		Under the loss of hire policies, the insurer will pay a compensation for the lost hire rate agreed in respect of each Vessel for each day, in excess of a 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days.
Insurance coverage for pollution, maximum liability per vessel		1,000,000,000
Lost hire compensation insurance coverage, deductible days		14 days
Lost hire compensation insurance coverage, maximum days		180 days
Scenario Forecast [Member]
Loss Contingencies [Line Items]
Cost for repairs		600,000
Bodil Knutsen [Member]
Loss Contingencies [Line Items]
Cost for repairs		$ 300,000